Business Operations	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Business Operations
Business Operations
Advanced Disposal Services, Inc. (formerly ADS Waste Holdings Inc. hereafter referred to as the Company) together with its consolidated subsidiaries, as a consolidated entity, is a nonhazardous solid waste services company providing collection, transfer, recycling and disposal services to customers in the South, Midwest and Eastern regions of the United States, as well as in the Commonwealth of the Bahamas. The Company is wholly owned by ADS Waste Holdings Corp. (the “Parent”).
The Company manages and evaluates its principal operations through three reportable operating segments on a regional basis. Those operating segments are the South, East and Midwest regions which provide collection, transfer, recycling and disposal services. Additional information related to segments can be found in Note 8.
Six acquisitions were completed during the six months ended June 30, 2016 for aggregate prices consisting of a cash purchase price of $4.9 and notes payable of $0.3, subject to net working capital adjustments, which are expected to be completed within approximately one year. Seven acquisitions were completed during the six months ended June 30, 2015 for a cash purchase price of $23.8 and notes payable of $3.3. The results of operations of each acquisition are included in the Company's condensed consolidated statements of operations subsequent to the closing date of each acquisition.
The Company recorded a reduction to the purchase price of prior year acquisitions during the six months ended June 30, 2016 in the amount of $0.2. The Company is still reviewing information surrounding intangible assets and current liabilities related to acquisitions completed subsequent to June 30, 2015.

Business Operations

Advanced Disposal Services, Inc. (formerly "ADS Waste Holdings Inc." hereafter referred to as the "Company") together with its consolidated subsidiaries, as a consolidated entity, is a regional environmental services company providing nonhazardous solid waste collection, transfer, recycling and disposal services to customers in the Southeast, Midwest and Eastern regions of the United States, as well as in the Commonwealth of the Bahamas.
The Company currently manages and evaluates its principal operations through three reportable operating segments on a regional basis. Those operating segments are the South, East and Midwest regions which provide collection, transfer, disposal (in both solid waste and non-hazardous waste landfills), recycling services and billing services. Additional information related to our segments can be found in Note 22.
Twelve acquisitions were completed during fiscal 2015 for aggregate prices consisting of cash of $49.7 and notes payable of $6.6 subject to net working capital adjustments, which are expected to be completed within one year. Eight acquisitions were completed during fiscal 2014 for a purchase price of $8.6. The results of operations of each acquisition are included in the Company's consolidated statements of operations subsequent to the closing date of each acquisition.
The Company disposed of certain businesses in the South segment for strategic reasons in June 2015 and recorded a loss on disposal of $10.9 for fiscal 2015. In connection with the sale, the Company impaired property and equipment and intangible assets in the amount of $4.3 for fiscal 2015. Further, the Company strategically concluded not to pursue permitting on a landfill site and therefore recorded a non-cash impairment charge of $2.1 primarily for permitting costs in fiscal 2015.